Condensed Financial Information of the Parent Company (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and fees income
Total interest and fees income	¥ 1,660,325,796	¥ 2,349,605,444	¥ 2,000,542,084
Total non-interest income	128,460,746	(11,397,914)	12,451,812
Operating expenses
Employee compensation and benefits	(228,135,061)	(443,071,028)	(545,956,248)
Other expenses	(182,678,536)	(113,555,657)	(82,194,556)
Total operating expenses	(530,997,151)	(746,716,443)	(897,573,320)
Income before income tax	721,012,178	1,157,737,186	808,667,625
Income tax expense	(186,368,236)	(296,828,475)	(275,994,868)
Net income (loss)	534,643,942	860,908,711	532,672,757
Other comprehensive (losses)/income
Comprehensive (losses)/income	537,091,048	860,811,637	¥ 529,872,608
Parent Company [Member]
Interest and fees income
Interest on deposits with banks	426,672
Total interest and fees income	426,672
Other revenue	3,353,216
Total non-interest income	3,353,216
Total Revenue	3,779,888
Operating expenses
Employee compensation and benefits	(660,018)
Other expenses	(7,544,375)	(5,672)
Total operating expenses	(8,204,393)	(5,672)
Income before income tax	(4,424,505)	(5,672)
Income tax expense
Net income (loss)	(4,424,505)	(5,672)
Other comprehensive (losses)/income
Foreign currency translation adjustment	5,255,576	(2,125,479)
Comprehensive (losses)/income	¥ 831,071	¥ (2,131,151)